Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of geographical areas [abstract]
Summary of Predecessor and Successor Allocate Revenue Based on Geographical Location of Operations

The Predecessor and the Successor allocate revenue based on the geographical location of the operations.

	Saudi Arabia	Singapore	Malaysia	Thailand	Indonesia	Cayman and others*	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2025 (Successor)
Segment Revenue, net	141,084	19,407	15,265	11,399	13,555	2,897	203,607
Segment Profit (Loss)	34,295	6,571	3,797	1,934	1,247	(867)	46,977
Assets as of March 31, 2025	75,886	34,694	12,467	11,346	14,646	21,466	170,505
Liabilities as of March 31, 2025	10,712	13,007	3,577	2,667	3,983	1,972	35,918
2024
Segment Revenue, net from April 1 to June 15, 2023 (Predecessor)	3,544	4,577	3,402	2,367	3,740	552	18,182
Segment Revenue, net from June 16, 2023 to March 31, 2024 (Successor)	112,015	19,011	11,102	7,603	11,154	2,382	163,267
Segment Profit (loss) from April 1 to June 15, 2023 (Predecessor)	247	810	857	515	(188)	134	2,375
Segment Profit from June 16, 2023 to March 31, 2024 (Successor)	23,351	6,773	1,957	1,316	2,311	46,380	82,088
Assets as of March 31, 2024 (Successor)	66,015	36,495	10,594	8,806	10,634	20,888	153,432
Liabilities as of March 31, 2024 (Successor)	18,064	37,478	5,073	2,423	2,499	7,541	73,078
2023 (Predecessor)
Segment Revenue, net	46,633	18,094	12,976	8,861	8,664	2,234	97,462
Segment Profit	6,747	3,532	993	813	231	106	12,422
Assets as of March 31, 2023	33,260	30,408	11,985	11,781	9,749	2,926	100,109
Liabilities as of March 31, 2023	26,585	16,267	10,343	4,941	5,713	2,117	65,966

* Others refers to minor business regions which are Brunei and Australia.